REGULATORY FEES	12 Months Ended
Dec. 31, 2020
REGULATORY FEES
REGULATORY FEES

NOTE 28 — REGULATORY FEES

	12/31/2020	12/31/2019
Current
Research and Development - R&D	371,364	397,125
RGR quota	67,810	120,162
Compensation for the use of water resources	101,565	72,212
CDE contribution	19,256	16,579
PROINFA contribution	15,998	11,433
Electricity Service Inspection Fee	10,852	10,100
	586,845	627,611
Non-current
Research and Development - R&D	744,395	730,246
RGR quota	47	57
	744,442	730,303
TOTAL	1,331,287	1,357,914

28.1 - Global Reversion Reserve - RGR

The contribution to the formation of the RGR is the responsibility of concessionaires of public electric energy service, through a quota called Reversion and Expropriation of Electric Energy Services, of up to 2.5% of the value of the investments of the concessionaires and permit holders, limited to 3% of annual revenue. The value of the quota is computed as a component of the service cost of the concessionaires. Transmitters bidding as of September 12, 2012 and transmitters and generators that had their concessions extended under the terms of law 12.783 / 2013, are released from the payment of this charge.

28.2 - Financial Compensation for the Use of Water Resources

Financial compensation for the use of water resources for electricity generation purposes was instituted by the Federal Constitution of 1988 and it is 6.75% that hydroelectric generation  concessionaires pay for the use of water resources.

28.3 - Research and Development - R&D and Energy Efficiency - PEE

Electric energy concessionaires are required to invest, annually, at least, 1% of their adjusted net operating revenue, in research and development projects and the energy efficiency program of the electric sector, under the terms of Law No. 9,991, July 24, 2000.

Accounting policy

Sectorial charges are recognized as payable obligations, derived from charges established by law and are recorded under current and noncurrent liabilities, according to the competence.